Remuneration System for the Management Board and Employees of the Group - Convertible Bonds - 2013 Program - Summary of Development of Convertible Bond Plans for Group Employees (Detail)	12 Months Ended			57 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of share options share-based payment arrangement [line items]
Convertible Bonds, Exercised	(143,033)	(175,570)	(327,439)
Convertible bonds 2013 Program [member]
Disclosure of share options share-based payment arrangement [line items]
Convertible bonds, beginning balance	175,570	436,585	449,999
Convertible Bonds, Granted	0	0	0
Convertible Bonds, Exercised	(32,537)	(261,015)	0
Convertible Bonds, Forfeited	0	0	(13,414)	(13,414)
Convertible Bonds, Expired	0	0	0
Convertible Bonds Outstanding Ending Balance	143,033	175,570	436,585	143,033
Weighted Average Price, Outstanding Beginning Balance	€ 31.88	€ 31.88	€ 31.88
Weighted Average Price, Granted	0.00	0.00	0.00
Weighted Average Price, Exercised	31.88	31.88	0.00
Weighted Average Price, Forfeited	0.00	0.00	31.88
Weighted Average Price, Expired	0.00	0.00	0.00
Weighted Average Price, Outstanding Ending Balance	€ 31.88	€ 31.88	€ 31.88	€ 31.88